Retirement Plan	12 Months Ended
Dec. 31, 2020
Retirement Plan
Retirement Plan

Note 17: Retirement Plan

The Company maintains a retirement savings 401(k) Plan the “401(k) Plan” for full-time employees. Participants may elect to contribute to the 401(k) Plan, through payroll deductions, subject to Internal Revenue Service limitations. At its discretion, the Company can make a matching contribution to the 401(k) Plan. The Company did not make any contributions to the 401(k) Plan in 2018, 2019 or 2020.